Cover	Jun. 09, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2020
Entity File Number	1-3610
Entity Registrant Name	HOWMET AEROSPACE INC.
Entity Central Index Key	0000004281
Entity Tax Identification Number	25-0317820
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Isabella Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5872
City Area Code	212
Local Phone Number	836-2732
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $1.00 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	HWM
Security Exchange Name	NYSE
Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	$3.75 Cumulative Preferred Stock, par value $100 per share
Trading Symbol	HWM PR
Security Exchange Name	NYSEAMER